Borrowings - Summary of Type of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Types Of Borrowings [Line Items]
Borrowings	¥ 323,117	¥ 340,450
Bank loans [member]
Disclosure Of Detailed Information About Types Of Borrowings [Line Items]
Borrowings	110,117	114,469
Corporate debentures [member]
Disclosure Of Detailed Information About Types Of Borrowings [Line Items]
Borrowings	18,468	20,170
Medium-term notes [member]
Disclosure Of Detailed Information About Types Of Borrowings [Line Items]
Borrowings	59,380	71,000
Other loans [member]
Disclosure Of Detailed Information About Types Of Borrowings [Line Items]
Borrowings	¥ 135,152	¥ 134,811